Consolidated Balance Sheets (Parentheticals) - $ / shares		Nov. 30, 2025	Nov. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0002	$ 0.0002
Ordinary shares authorized (in Shares)	[1]	22,500,000	22,500,000
Ordinary shares issued (in Shares)	[1]	1,462,498	581,250
Ordinary shares outstanding (in Shares)	[1]	1,462,498	581,250
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0002	$ 0.0002	[1]
Ordinary shares authorized (in Shares)		2,500,000	2,500,000	[1]
Ordinary shares issued (in Shares)		75,000	75,000	[1]
Ordinary shares outstanding (in Shares)		75,000	75,000	[1]

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The company has completed the Class A and Class B share re-designation in February 2025. In June 2025, the company issued 15,000,000 Class A ordinary shares in a private placement financing for aggregate gross proceeds of approximately US$ 3,922,500. The issuance was accounted for as an equity financing transaction, with par value recorded as share capital and the excess over par value recorded as additional paid -in capital. The net proceeds were used for general corporate purposes. As of the reporting date, the company has not yet received investment proceeds amounting to US$1,333,650 (equivalent to HK$10,385,133). In July 2025, the company issued 2,625,000 Class A ordinary shares to certain consultants and one employee pursuant to the company’s 2025 Stock Incentive plan. The grant date fair value of the Company’s Class A ordinary shares was US$1.205 per share, determined with reference to the quoted closing market price on the grant date. The shares were issued to eligible participants at subscription price of US$0.3 per share. The difference between the grant date fair value and the subscription price represents share- based compensation in accordance with ASC718. As of the reporting date, the company has not yet received investment proceeds amounting to US$60,000(equivalent to HK$467,220). On January 15, 2026, the company’s board of directors approved a reverse stock split of the Company’s issued and outstanding ordinary shares at a ratio of one-for-twenty (1:20). The reverse stock split became effective on or about February 17, 2026. All share and per share amounts, including the number of shares outstanding, earnings per share, and other per share data, have been retrospectively adjusted for all periods presented to reflect the reverse stock split.